Property, plant and equipment - Right-of-use assets (Detail) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Classes of assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	€ 21,646
Additions	4,568
Acquired from business combinations	24
Modifications right-of-use assets	0
Disposals	(1,657)
Currency Translation	(423)
Transfers	(4,011)
Other	0
Right-of-use assets, end of period	20,147
Classes of assets [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	11,060
Depreciation charge for the year	(3,504)
Modifications right-of-use assets	0
Disposals	1,518
Currency Translation	84
Transfers	3,811
Other	0
Right-of-use assets, end of period	(9,151)
Classes of assets [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	10,586
Right-of-use assets, end of period	10,996
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	6,488
Additions	2,397
Acquired from business combinations	0
Modifications right-of-use assets	0
Disposals	(1,214)
Currency Translation	(372)
Transfers	275
Other	0
Right-of-use assets, end of period	7,574
Land and buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(2,705)
Depreciation charge for the year	(1,620)
Modifications right-of-use assets	0
Disposals	1,175
Currency Translation	47
Transfers	446
Other	0
Right-of-use assets, end of period	(2,657)
Land and buildings [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	3,783
Right-of-use assets, end of period	4,917
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	4,275
Additions	1,738
Acquired from business combinations	0
Modifications right-of-use assets	0
Disposals	(291)
Currency Translation	(10)
Transfers	(1,157)
Other	0
Right-of-use assets, end of period	4,555
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	2,030
Depreciation charge for the year	(1,129)
Modifications right-of-use assets	0
Disposals	272
Currency Translation	4
Transfers	992
Other	0
Right-of-use assets, end of period	(1,891)
Vehicles [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	2,245
Right-of-use assets, end of period	2,664
Equipement [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	10,883
Additions	433
Acquired from business combinations	24
Modifications right-of-use assets	0
Disposals	(152)
Currency Translation	(41)
Transfers	(3,129)
Other	0
Right-of-use assets, end of period	8,018
Equipement [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	6,325
Depreciation charge for the year	(755)
Modifications right-of-use assets	0
Disposals	71
Currency Translation	33
Transfers	2,373
Other	0
Right-of-use assets, end of period	(4,603)
Equipement [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	4,558
Right-of-use assets, end of period	€ 3,415